Comprehensive Income (Components Of Other Comprehensive (Loss) Income, Net Of Tax) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive Income [Abstract]
Net income	$ 134.3	$ 132.1	$ 127.9	$ 191.6	$ 210.2	$ 150.8	$ 201.4	$ 222.1	$ 585.9	$ 784.5	$ 1,156.7
Net change in fair value of derivatives									7.6	13.5	(16.4)
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									(1.7)	8.7	3.6
Net other comprehensive income (loss)									5.9	22.2	(12.8)
Comprehensive income									591.8	806.7	1,143.9
Comprehensive income attributable to noncontrolling interests									(6.4)	(5.1)	(5.9)
Comprehensive income attributable to Ensco									$ 585.4	$ 801.6	$ 1,138.0